Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Remuneration of Directors and Key Management Personnel	The remuneration of directors and key management personnel during the six months ended June 30, 2025 and 2024 was as follows:
	Six months ended
	June 30,
	2025	2024
Salaries and benefits	$388,919	$418,165

Schedule of Remuneration Paid to Related Parties Other than Key Personnel

Remuneration paid to related parties other than key personnel during the six months ended June 30, 2025 and 2024 was as follows:

	Six months ended
	June 30,
	2025	2024
Salaries and benefits	$7,048	$21,292